UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255
                                                      --------

                           PANORAMA SERIES FUND, INC.
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

                    Date of reporting period: MARCH 31, 2007
                                              --------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.8%
CONSUMER DISCRETIONARY--20.2%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.7%
Continental AG                                        46,159    $     5,965,110
--------------------------------------------------------------------------------
AUTOMOBILES--3.2%
Bayerische Motoren Werke AG                           48,399          2,859,626
--------------------------------------------------------------------------------
Ducati Motor Holding SpA 1                           715,700          1,185,519
--------------------------------------------------------------------------------
Honda Motor Co.                                       54,820          1,912,001
--------------------------------------------------------------------------------
Porsche AG, Preference                                 1,249          1,906,277
--------------------------------------------------------------------------------
Toyota Motor Corp.                                    52,800          3,382,892
                                                                ----------------
                                                                     11,246,315
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Carnival Corp.                                        53,000          2,483,580
--------------------------------------------------------------------------------
William Hill plc                                     123,285          1,542,973
                                                                ----------------
                                                                      4,026,553
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.9%
Daito Trust Construction Co. Ltd.                     48,403          2,279,673
--------------------------------------------------------------------------------
Groupe SEB SA                                         18,392          3,180,438
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV 2          34,800          1,329,075
--------------------------------------------------------------------------------
Sony Corp.                                            67,100          3,389,765
                                                                ----------------
                                                                     10,178,951
--------------------------------------------------------------------------------
MEDIA--4.2%
British Sky Broadcasting Group plc                   118,512          1,315,323
--------------------------------------------------------------------------------
Gestevision Telecinco SA                              21,042            607,994
--------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                      89,300          2,661,140
--------------------------------------------------------------------------------
Mediaset SpA                                         354,900          3,861,474
--------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                        43,626            700,662
--------------------------------------------------------------------------------
Societe Television Francaise 1                        27,380            916,580
--------------------------------------------------------------------------------
Vivendi SA                                            54,980          2,234,189
--------------------------------------------------------------------------------
Wire & Wireless India Ltd. 1                         145,400            297,557
--------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd. 1                 290,800          1,975,395
--------------------------------------------------------------------------------
Zee News Ltd. 1                                      131,470            117,360
                                                                ----------------
                                                                     14,687,674
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.4%
Next plc                                              77,130          3,413,530
--------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                           9,060          1,448,821
                                                                ----------------
                                                                      4,862,351
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.8%
Carphone Warehouse plc (The)                         403,880          2,206,576
--------------------------------------------------------------------------------
H&M Hennes & Mauritz AB, B Shares                     61,900          3,563,585
--------------------------------------------------------------------------------
Industria de Diseno Textil SA                         60,400          3,754,274
                                                                ----------------
                                                                      9,524,435
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.8%
Burberry Group plc                                    17,865            229,566
--------------------------------------------------------------------------------
Compagnie Financiere Richemont AG, A Shares           32,249          1,803,333
--------------------------------------------------------------------------------
Luxottica Group SpA                                   90,900          2,898,493
--------------------------------------------------------------------------------
Puma AG                                                6,894          2,520,405


                  1 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Swatch Group AG (The), Cl. B                           8,435    $     2,229,966
                                                                ----------------
                                                                      9,681,763
--------------------------------------------------------------------------------
CONSUMER STAPLES--5.1%
--------------------------------------------------------------------------------
BEVERAGES--2.0%
Carlsberg AS, Cl. B                                   18,400          2,002,384
--------------------------------------------------------------------------------
Foster's Group Ltd.                                  111,775            619,495
--------------------------------------------------------------------------------
Heineken NV                                           27,900          1,459,496
--------------------------------------------------------------------------------
Pernod-Ricard SA                                      14,390          2,918,406
                                                                ----------------
                                                                      6,999,781
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
William Morrison Supermarkets plc                    163,804            995,228
--------------------------------------------------------------------------------
Woolworths Ltd.                                       62,048          1,360,770
                                                                ----------------
                                                                      2,355,998
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.7%
Barry Callebaut AG 1                                   3,292          2,449,054
--------------------------------------------------------------------------------
Cadbury Schweppes plc                                 97,954          1,256,784
--------------------------------------------------------------------------------
Koninklijke Numico NV                                 15,250            786,549
--------------------------------------------------------------------------------
Nestle SA                                              3,472          1,352,198
                                                                ----------------
                                                                      5,844,585
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
L'Oreal SA                                            22,270          2,431,407
--------------------------------------------------------------------------------
ENERGY--4.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Technip SA                                            69,680          5,085,529
--------------------------------------------------------------------------------
OIL & GAS--2.7%
BG Group plc                                         190,020          2,740,907
--------------------------------------------------------------------------------
BP plc, ADR                                           32,500          2,104,375
--------------------------------------------------------------------------------
Total SA                                              46,750          3,275,541
--------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                         25,700          1,336,400
                                                                ----------------
                                                                      9,457,223
--------------------------------------------------------------------------------
FINANCIALS--16.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.8%
3i Group plc                                         107,788          2,409,571
--------------------------------------------------------------------------------
Collins Stewart Tullett plc 1                        306,615          1,535,579
--------------------------------------------------------------------------------
Credit Suisse Group                                   23,732          1,703,025
--------------------------------------------------------------------------------
Mediobanca SpA                                        54,300          1,209,181
--------------------------------------------------------------------------------
MLP AG                                                33,164            830,662
--------------------------------------------------------------------------------
New CST plc 1                                        306,615          2,914,282
--------------------------------------------------------------------------------
UBS AG                                                43,445          2,581,351
                                                                ----------------
                                                                     13,183,651
--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.4%
Anglo Irish Bank Corp.                               281,651          6,019,872
--------------------------------------------------------------------------------
Commerzbank AG                                        37,216          1,648,046
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                        80,625          2,962,969
--------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                 262,000          1,625,385
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                     371          4,187,288
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)               107,430          4,194,288


                  2 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
--------------------------------------------------------------------------------
Societe Generale, Cl. A                               16,754    $     2,895,397
--------------------------------------------------------------------------------
UniCredito Italiano SpA 3                            162,600          1,547,610
--------------------------------------------------------------------------------
UniCredito Italiano SpA 3                             87,450            829,419
                                                                ----------------
                                                                     25,910,274
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
Credit Saison Co. Ltd.                                66,500          2,189,579
--------------------------------------------------------------------------------
INSURANCE--1.9%
Allianz SE                                            10,632          2,187,216
--------------------------------------------------------------------------------
AMP Ltd.                                             176,037          1,479,865
--------------------------------------------------------------------------------
Prudential plc                                       100,307          1,416,264
--------------------------------------------------------------------------------
QBE Insurance Group Ltd.                              54,500          1,390,788
                                                                ----------------
                                                                      6,474,133
--------------------------------------------------------------------------------
REAL ESTATE--1.0%
DIC Asset AG                                          41,851          1,777,825
--------------------------------------------------------------------------------
Solidere, GDR 4                                      100,420          1,601,699
                                                                ----------------
                                                                      3,379,524
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.3%
Sumitomo Realty & Development Co. Ltd.               119,000          4,514,002
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Housing Development Finance Corp. Ltd.                46,600          1,629,419
--------------------------------------------------------------------------------
HEALTH CARE--12.9%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--4.4%
CSL Ltd.                                              29,700          1,979,375
--------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,5                           210,000            821,100
--------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,4                           255,600            999,396
--------------------------------------------------------------------------------
NeuroSearch AS 1                                      61,350          2,804,226
--------------------------------------------------------------------------------
NicOx SA 1                                           294,138          7,787,105
--------------------------------------------------------------------------------
Santhera Pharmaceuticals 1                             8,081            778,074
                                                                ----------------
                                                                     15,169,276
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.3%
Essilor International SA                              14,840          1,704,858
--------------------------------------------------------------------------------
Ortivus AB, Cl. B 1                                  279,600            580,598
--------------------------------------------------------------------------------
Phonak Holding AG                                     35,250          2,697,815
--------------------------------------------------------------------------------
Straumann Holding AG                                   7,456          2,138,350
--------------------------------------------------------------------------------
Synthes, Inc.                                         11,893          1,468,090
--------------------------------------------------------------------------------
Terumo Corp.                                          46,200          1,791,843
--------------------------------------------------------------------------------
William Demant Holding AS 1                           91,500          8,090,742
                                                                ----------------
                                                                     18,472,296
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Art Advanced Research Technologies, Inc. 1           270,100            128,675
--------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.,
Series 1 1                                           360,333            171,661
--------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.,
Series 2 1                                           113,634             54,135
                                                                ----------------
                                                                        354,471
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.1%
Astellas Pharma, Inc.                                 18,000            772,671
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                   24,121            665,111


                  3 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
--------------------------------------------------------------------------------
H. Lundbeck AS                                        16,400    $       382,438
--------------------------------------------------------------------------------
Novogen Ltd. 1                                     1,089,513          2,191,160
--------------------------------------------------------------------------------
Roche Holdings AG                                     12,513          2,213,961
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                     23,695          2,060,600
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                   57,000          1,025,458
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                        25,500          1,665,204
                                                                ----------------
                                                                     10,976,603
--------------------------------------------------------------------------------
INDUSTRIALS--17.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Empresa Brasileira de Aeronautica SA                 364,126          4,151,492
--------------------------------------------------------------------------------
AIRLINES--0.5%
easyJet plc 1                                        121,954          1,665,507
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.9%
Capita Group plc                                     536,165          7,200,988
--------------------------------------------------------------------------------
Dignity plc                                           91,650          1,202,955
--------------------------------------------------------------------------------
Experian Group Ltd.                                  146,462          1,687,496
--------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                     73,000          2,768,498
--------------------------------------------------------------------------------
Randstad Holding NV                                    9,400            729,056
                                                                ----------------
                                                                     13,588,993
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.8%
Koninklijke Boskalis Westminster NV                   20,697          2,059,774
--------------------------------------------------------------------------------
Leighton Holdings Ltd.                               101,937          2,743,346
--------------------------------------------------------------------------------
Solidere, GDR                                         25,380            404,811
--------------------------------------------------------------------------------
Vinci SA                                               7,470          1,157,736
                                                                ----------------
                                                                      6,365,667
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.8%
ABB Ltd.                                             350,982          6,007,839
--------------------------------------------------------------------------------
Alstom 1                                              30,110          3,907,595
--------------------------------------------------------------------------------
Ceres Power Holdings plc 1                           280,240          1,213,232
--------------------------------------------------------------------------------
Ushio, Inc.                                           98,900          1,909,347
                                                                ----------------
                                                                     13,038,013
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
Siemens AG                                            25,313          2,705,477
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.2%
BTG plc 1                                            352,974            845,673
--------------------------------------------------------------------------------
MACHINERY--3.3%
Aalberts Industries NV                                64,153          6,336,543
--------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                     15,448          3,086,973
--------------------------------------------------------------------------------
Takeuchi Mfg. Co. Ltd.                                48,973          2,040,542
                                                                ----------------
                                                                     11,464,058
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.5%
Bunzl plc                                            254,376          3,599,117
--------------------------------------------------------------------------------
Wolseley plc                                          71,500          1,675,748
                                                                ----------------
                                                                      5,274,865
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.3%
Nokia Oyj                                             53,700          1,232,014


                  4 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
--------------------------------------------------------------------------------
Tandberg ASA 1                                       277,800    $     5,781,449
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares          2,122,400          7,876,714
                                                                ----------------
                                                                     14,890,177
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.0%
Benq Corp. 1                                       1,671,000            666,542
--------------------------------------------------------------------------------
Logitech International SA 1                          105,353          2,926,111
                                                                ----------------
                                                                      3,592,653
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.1%
Hoya Corp.                                            96,900          3,195,817
--------------------------------------------------------------------------------
Keyence Corp.                                         14,790          3,337,289
--------------------------------------------------------------------------------
Nidec Corp.                                           51,400          3,295,471
--------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                        63,000          1,094,119
--------------------------------------------------------------------------------
Omron Corp.                                           51,586          1,387,709
--------------------------------------------------------------------------------
Phoenix Mecano AG                                      4,324          2,063,877
                                                                ----------------
                                                                     14,374,282
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.7%
United Internet AG                                    57,319          1,114,849
--------------------------------------------------------------------------------
Yahoo! Japan Corp. 2                                  13,831          4,741,093
                                                                ----------------
                                                                      5,855,942
--------------------------------------------------------------------------------
IT SERVICES--1.0%
Infosys Technologies Ltd.                             71,864          3,326,798
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.9%
Canon, Inc.                                           59,050          3,171,983
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
ASM International NV 1                                65,400          1,449,264
--------------------------------------------------------------------------------
Samsung Electronics Co.                                1,629            974,837
                                                                ----------------
                                                                      2,424,101
--------------------------------------------------------------------------------
SOFTWARE--3.0%
Autonomy Corp. plc 1                                 226,934          3,059,012
--------------------------------------------------------------------------------
Enix Corp.                                            31,200            800,607
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                     11,800          3,429,650
--------------------------------------------------------------------------------
Sage Group plc (The)                                 275,970          1,402,469
--------------------------------------------------------------------------------
SAP AG                                                43,401          1,937,011
                                                                ----------------
                                                                     10,628,749
--------------------------------------------------------------------------------
MATERIALS--4.8%
--------------------------------------------------------------------------------
CHEMICALS--1.6%
Filtrona plc                                         214,785          1,138,022
--------------------------------------------------------------------------------
Nufarm Ltd.                                          171,204          1,717,664
--------------------------------------------------------------------------------
Sika AG 1                                              1,021          1,735,066
--------------------------------------------------------------------------------
Syngenta AG 1                                          4,380            835,353
                                                                ----------------
                                                                      5,426,105
--------------------------------------------------------------------------------
METALS & MINING--3.2%
Companhia Vale do Rio Doce, Sponsored ADR            131,700          4,119,576
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                        149,300          4,672,892
--------------------------------------------------------------------------------
Rio Tinto plc                                         42,511          2,427,670
                                                                ----------------
                                                                     11,220,138


                  5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
KDDI Corp.                                               267    $     2,122,178
--------------------------------------------------------------------------------
Vodafone Group plc                                   697,265          1,859,210
                                                                ----------------
                                                                      3,981,388
--------------------------------------------------------------------------------
UTILITIES--0.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
Fortum Oyj 2                                          33,600            979,826
                                                                ----------------
Total Common Stocks (Cost $223,197,038)                             343,572,790

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Marshall Edwards, Inc. Wts., Exp. 7/11/10 1
(Cost $0)                                             89,460            160,697

                                                      SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.9%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.23% 6,7 (Cost $3,031,089)                 3,031,089          3,031,089
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED) (COST $226,228,127)                         346,764,576
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.7% 8
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.7%
Undivided interest of 0.17% in joint
repurchase agreement (Principal Amount/Value
$3,500,000,000, with a maturity value of
$3,501,591,771) with Bank of America NA,
5.4575%, dated 3/30/07, to be repurchased at
$5,833,052 on 4/2/07, collateralized by U.S.
Agency Mortgages, 5%-5.50%, 9/1/33-6/1/35,
with a value of $3,570,000 (Cost $5,830,400)    $  5,830,400          5,830,400
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $232,058,527)                                    101.4%       352,594,976
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (1.4)        (4,873,453)

                                                --------------------------------
NET ASSETS                                             100.0%   $   347,721,523
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $2,601,095 or 0.75% of the Fund's net assets as of March 31, 2007.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2007 was $821,100, which represents 0.24% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


                  6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES         GROSS          GROSS             SHARES
                                                                  DECEMBER 31, 2006     ADDITIONS     REDUCTIONS     MARCH 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                 6,056,179    25,922,444     28,947,534         3,031,089

                                                                                                                           DIVIDEND
                                                                                                           VALUE             INCOME
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                                             $3,031,089           $ 32,422

7. Rate shown is the 7-day yield as of March 31, 2007.

8. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                          VALUE      PERCENT
--------------------------------------------------------------------------------
Japan                                                 $ 59,261,566         16.8%
United Kingdom                                          56,229,960         16.0
France                                                  41,004,202         11.6
Switzerland                                             34,983,463          9.9
Germany                                                 25,452,504          7.2
Australia                                               14,183,125          4.0
The Netherlands                                         14,149,757          4.0
United States                                           13,326,262          3.8
Denmark                                                 13,279,790          3.8
Sweden                                                  12,020,897          3.4
Italy                                                   11,531,696          3.3
India                                                   10,309,498          2.9
Brazil                                                   8,271,068          2.3
Spain                                                    7,130,766          2.0
Ireland                                                  6,019,872          1.7
Norway                                                   5,781,449          1.6
South Africa                                             4,672,892          1.3
Korea, Republic of South                                 4,061,810          1.2
Mexico                                                   2,661,140          0.8
Finland                                                  2,211,840          0.6
Lebanon                                                  2,006,510          0.6
Jersey, Channel Islands                                  1,687,496          0.5
Bermuda                                                  1,336,400          0.4
Taiwan                                                     666,542          0.2
Canada                                                     354,471          0.1

                                                      -------------------------
Total                                                 $352,594,976        100.0%
                                                      =========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by


                  7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or


                  8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                         ACQUISITION              VALUATION AS OF    UNREALIZED
SECURITY                        DATE        COST   MARCH 31, 2007  DEPRECIATION
------------------------------------- ----------- ---------------- ------------
Marshall Edwards, Inc.      12/28/05  $1,496,007         $821,100      $674,907

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had on loan securities valued at $5,514,264, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $5,830,400 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   232,892,134
                                              ================

Gross unrealized appreciation                 $   124,933,548
Gross unrealized depreciation                      (5,230,706)
                                              ----------------
Net unrealized appreciation                   $   119,702,842
                                              ================


                  9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA



Growth Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.9%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.3%
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.3%
General Motors Corp. 1                                                                                    14,300    $       438,152
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Chipotle Mexican Grill, Inc., Cl. B 2                                                                        603             34,612
------------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                          11,200            504,560
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                                          9,400            542,944
                                                                                                                    ---------------
                                                                                                                          1,082,116
------------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
IAC/InterActiveCorp 1,2                                                                                    3,200            120,672
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Interactive, Series A 1,2                                                      7,400            176,268
                                                                                                                    ---------------
                                                                                                                            296,940
------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Mattel, Inc.                                                                                               1,300             35,841
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--4.9%
CBS Corp., Cl. B                                                                                          12,700            388,493
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                                        23,400            819,936
------------------------------------------------------------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 2                                                                               12,200            281,454
------------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1,2                                                                   7,400            321,382
------------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                                          3,500            197,015
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1,2                                                                         2,600             85,618
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 2                                                            5,100            564,009
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                                               3,200            201,216
------------------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                                   32,000            739,840
------------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                                        6,800            696,184
------------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                         41,600            820,352
------------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 2                                                                                     13,352            548,901
------------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                                     45,100          1,552,793
                                                                                                                    ---------------
                                                                                                                          7,217,193
------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.8%
Federated Department Stores, Inc.                                                                         19,700            887,485
------------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                                                        7,300            599,768
------------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. 2                                                                                            11,900            911,659
------------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                                           14,300            757,042
------------------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 2                                                                                     3,500            630,560
------------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                               7,600            450,376
                                                                                                                    ---------------
                                                                                                                          4,236,890
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
Best Buy Co., Inc.                                                                                        12,200            594,384
------------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                                           19,700            339,037
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                          28,400          1,043,416
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                         13,900            437,711
------------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                                      18,600            501,456
                                                                                                                    ---------------
                                                                                                                          2,916,004
------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc. 2                                                                                             11,900            595,595


                              1 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.9%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.5%
Coca-Cola Co. (The)                                                                                       22,200    $     1,065,600
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                             18,820          1,196,199
                                                                                                                    ---------------
                                                                                                                          2,261,799
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Costco Wholesale Corp.                                                                                     5,500            296,120
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                                 29,392          1,003,443
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The)                                                                                          25,300            714,725
------------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                                             16,100            589,904
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                                     15,000            704,250
                                                                                                                    ---------------
                                                                                                                          3,308,442
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Campbell Soup Co.                                                                                          4,300            167,485
------------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                                       15,500            386,105
------------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                        5,100            296,922
------------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                                           6,300            296,856
------------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                                3,700            190,291
------------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A 1                                                                                 3,600            113,976
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                            10,300            174,276
                                                                                                                    ---------------
                                                                                                                          1,625,911
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.0%
Procter & Gamble Co. (The)                                                                                23,665          1,494,681
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Avon Products, Inc.                                                                                          900             33,534
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--2.0%
Altria Group, Inc.                                                                                        31,100          2,730,891
------------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc. 1                                                                                  3,600            224,676
                                                                                                                    ---------------
                                                                                                                          2,955,567
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--11.5%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Halliburton Co. 1                                                                                         14,600            463,404
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                         11,600            801,560
                                                                                                                    ---------------
                                                                                                                          1,264,964
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--10.6%
Anadarko Petroleum Corp.                                                                                  10,600            455,588
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                               7,500            530,250
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                             41,501          3,069,414
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                            22,128          1,512,449
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                         5,300            366,866
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                         89,276          6,735,874
------------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                                 7,200            399,384
------------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                                        10,300          1,017,949
------------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                                17,100            843,201
------------------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 2                                                                          7,100            122,997
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                       10,500            677,145
                                                                                                                    ---------------
                                                                                                                         15,731,117


                              2 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--19.4%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.5%
Ameriprise Financial, Inc.                                                                                10,820    $       618,255
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                                          13,300            539,315
------------------------------------------------------------------------------------------------------------------------------------
BlackRock, Inc. 1                                                                                            800            125,048
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                            5,000          1,033,150
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                             6,200            434,434
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                                 16,600          1,355,722
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                            14,400          1,134,144
                                                                                                                    ---------------
                                                                                                                          5,240,068
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.4%
BB&T Corp.                                                                                                 1,400             57,428
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp 1                                                                                      5,200            201,188
------------------------------------------------------------------------------------------------------------------------------------
National City Corp. 1                                                                                      8,700            324,075
------------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                         1,700            122,349
------------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                                       4,300            357,072
------------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                              23,425            819,172
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                            25,212          1,387,921
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                         50,200          1,728,386
                                                                                                                    ---------------
                                                                                                                          4,997,591
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.0%
Bank of America Corp.                                                                                     61,812          3,153,648
------------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc. 1                                                                                          1,300             68,796
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                           65,177          3,346,187
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                      49,104          2,375,652
                                                                                                                    ---------------
                                                                                                                          8,944,283
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.6%
ACE Ltd.                                                                                                   2,200            125,532
------------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                            15,200            912,912
------------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                        29,137          1,958,589
------------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                                7,000            361,690
------------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp. 2                                                                                      1,400             60,326
------------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                                            7,600            265,544
------------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                                     2,400            162,696
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                               11,300            513,359
------------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                              6,100            385,215
------------------------------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                                                     10,300            616,661
------------------------------------------------------------------------------------------------------------------------------------
Progressive Corp.                                                                                          1,600             34,912
------------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc. 1                                                                               4,200            379,092
------------------------------------------------------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                                                                16,100            833,497
------------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                                     2,200            153,912
                                                                                                                    ---------------
                                                                                                                          6,763,937
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.9%
Countrywide Financial Corp.                                                                               14,100            474,324
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                                14,200            775,036
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                               14,100            838,809


                              3 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE CONTINUED
Washington Mutual, Inc.                                                                                   18,500    $       747,030
                                                                                                                    ---------------
                                                                                                                          2,835,199
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--12.3%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.7%
Amgen, Inc. 2                                                                                             12,200            681,736
------------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc. 2                                                                                        8,900            394,982
                                                                                                                    ---------------
                                                                                                                          1,076,718
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Medtronic, Inc.                                                                                            8,900            436,634
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc. 2                                                                                    7,300            623,493
                                                                                                                    ---------------
                                                                                                                          1,060,127
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.3%
Aetna, Inc.                                                                                               19,700            862,663
------------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                                    1,000             52,750
------------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                                3,900            556,374
------------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                            11,900            696,626
------------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 2                                                                             7,300            529,469
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                                  36,782          1,948,343
------------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 2                                                                                         20,767          1,684,204
                                                                                                                    ---------------
                                                                                                                          6,330,429
------------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.2%
Thermo Fisher Scientific, Inc. 2                                                                           7,300            341,275
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.4%
Abbott Laboratories                                                                                        9,400            524,520
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                                  13,600            377,536
------------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                            5,300            284,663
------------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 2                                                                               15,500            797,320
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                         40,418          2,435,589
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                         39,100          1,727,047
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                             119,765          3,025,264
------------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                                     11,500            293,365
                                                                                                                    ---------------
                                                                                                                          9,465,304
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.8%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
Boeing Co.                                                                                                 6,800            604,588
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                                    10,000            764,000
------------------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                             18,400            847,504
------------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                     10,400          1,009,008
------------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                                    11,800            875,796
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                              16,900            886,574
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                                  9,100            591,500
                                                                                                                    ---------------
                                                                                                                          5,578,970
------------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
United Parcel Service, Inc., Cl. B                                                                         5,800            406,580
------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Masco Corp.                                                                                                5,800            158,920


                              4 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.0%
Harland (John H.) Co.                                                                                        300    $        15,369
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.5%
3M Co.                                                                                                     6,600            504,438
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                     101,600          3,592,576
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                                   34,900          1,101,095
                                                                                                                    ---------------
                                                                                                                          5,198,109
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.1%
Caterpillar, Inc.                                                                                          5,000            335,150
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corp. 1                                                                                            6,900            493,005
------------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                                6,400            534,784
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc. 1                                                                                  700             36,120
------------------------------------------------------------------------------------------------------------------------------------
Paccar, Inc.                                                                                               2,700            198,180
                                                                                                                    ---------------
                                                                                                                          1,597,239
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.0%
Laidlaw International, Inc.                                                                                  800             27,680
------------------------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1,2                                                                           300              9,348
                                                                                                                    ---------------
                                                                                                                             37,028
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.3%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.2%
Cisco Systems, Inc. 2                                                                                     97,100          2,478,963
------------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                            79,100          1,397,697
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                            21,900            934,254
                                                                                                                    ---------------
                                                                                                                          4,810,914
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.5%
Apple, Inc. 2                                                                                              8,400            780,444
------------------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 2                                                                                              46,400          1,076,944
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp. 2                                                                                               45,700            632,945
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                       55,200          2,215,728
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp. 1                                                                   31,900          3,006,894
------------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 2                                                                                  4,700            171,644
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 2                                                                                  35,500            213,355
                                                                                                                    ---------------
                                                                                                                          8,097,954
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies, Inc. 2                                                                              17,000            572,730
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.9%
Google, Inc., Cl. A 1,2                                                                                    2,900          1,328,664
------------------------------------------------------------------------------------------------------------------------------------
United Online, Inc. 1                                                                                        950             13,329
                                                                                                                    ---------------
                                                                                                                          1,341,993
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.1%
Automatic Data Processing, Inc.                                                                            8,100            392,040
------------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                             22,600            625,568
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                          32,100            863,490
------------------------------------------------------------------------------------------------------------------------------------
MasterCard, Inc., Cl. A 1                                                                                  3,000            318,720
------------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                                             11,300            427,931
------------------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                                                       1,500             49,125


                              5 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
Western Union Co.                                                                                         17,900    $       392,905
                                                                                                                    ---------------
                                                                                                                          3,069,779
------------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Xerox Corp. 2                                                                                             45,100            761,739
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.0%
Agere Systems, Inc. 2                                                                                      1,500             33,930
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                      15,200            524,248
------------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                                   35,600            652,192
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                               51,300            981,369
------------------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 2                                                                          2,400            145,392
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                                   20,600            620,060
                                                                                                                    ---------------
                                                                                                                          2,957,191
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.7%
CA, Inc. 1                                                                                                16,100            417,151
------------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 2                                                                                 1,000             51,830
------------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 2                                                                                             8,200            224,352
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp. 1                                                                                        151,200          4,213,944
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. 2                                                                                            67,100          1,216,523
------------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. 2                                                                                          45,700            790,610
                                                                                                                    ---------------
                                                                                                                          6,914,410
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.5%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.9%
Air Products & Chemicals, Inc.                                                                             1,900            140,524
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                                     9,500            435,670
------------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                              5,800            286,694
------------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                       1,800            126,558
------------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                                            6,500            336,180
                                                                                                                    ---------------
                                                                                                                          1,325,626
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                                                                                       1,000            116,480
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.4%
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                               11,127            736,496
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                               13,000            846,690
------------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp. 1                                                                                    6,700            480,122
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                                    500             49,585
                                                                                                                    ---------------
                                                                                                                          2,112,893
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
International Paper Co. 1                                                                                  4,600            167,440
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.3%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
AT&T, Inc.                                                                                                64,939          2,560,545
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1,2                                                              47,200            424,328
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                              44,400          1,683,648
                                                                                                                    ---------------
                                                                                                                          4,668,521
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
Alltel Corp.                                                                                               8,300            514,600


                              6 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Sprint Nextel Corp.                                                                                       63,886    $     1,211,279
                                                                                                                    ---------------
                                                                                                                          1,725,879
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.6%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
American Electric Power Co., Inc.                                                                          5,900            287,625
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                                         27,000            547,830
------------------------------------------------------------------------------------------------------------------------------------
Edison International, Inc. 1                                                                               8,700            427,431
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                            800             52,992
------------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                                                      2,000            100,880
                                                                                                                    ---------------
                                                                                                                          1,416,758
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Constellation Energy Group, Inc.                                                                           2,200            191,290
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
PG&E Corp. 1                                                                                              12,200            588,894
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                              2,200            134,220
                                                                                                                    ---------------
                                                                                                                            723,114
                                                                                                                    ---------------
Total Common Stocks (Cost $133,357,494)                                                                                 146,516,603

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred Shares 2 (Cost $0)                                         2,000                  4
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.7%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 3,4
(Cost $993,969)                                                                                          993,969            993,969
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $134,351,463)                                                                  147,510,576
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--6.2% 5
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.2%
Undivided interest of 0.21% in joint repurchase agreement (Principal
Amount/Value $3,500,000,000, with a maturity value of $3,501,591,771)
with Bank of America NA, 5.4575%, dated 3/30/07, to be repurchased at
$7,200,209 on 4/2/07, collateralized by U.S. Agency Mortgages, 5%-5.50%,
9/1/33-6/1/35, with a value of $3,570,000,000                                                      $   7,196,936          7,196,936
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.40% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,228,229) with
Credit Suisse First Boston LLC, 5.4775%, dated 3/30/07, to be repurchased at $2,000,913 on 4/2/07, collateralized by Private Label CMOs, 0.00%-
6.50%, 5/15/16-11/14/42, with a value of $525,000,050                                                  2,000,000          2,000,000
                                                                                                                    ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $9,196,936)                                 9,196,936


                              7 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $143,548,399)                                                       105.8%        $   156,707,512
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                  (5.8)             (8,573,425)

                                                                                               -------------------------------------
NET ASSETS                                                                                            100.0%        $   148,134,087
                                                                                               -------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See accompanying Notes.

2. Non-income producing security.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                    SHARES       GROSS        GROSS          SHARES
                                                                         DECEMBER 31, 2006   ADDITIONS   REDUCTIONS  MARCH 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND, CL. E, 5.23%                        1,048,972   5,002,355    5,057,358         993,969

                                                                                                                           DIVIDEND
                                                                                                              VALUE          INCOME
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND, CL. E, 5.23%                                                $  993,969  $        6,260

4. Rate shown is the 7-day yield as of March 31, 2007.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

Notes to Statement of Investments

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that Portfolio's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the


                              8 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of March 31, 2007, the Portfolio had outstanding foreign currency contracts as follows:

                                   EXPIRATION   CONTRACT AMOUNT         VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                     DATE            (000S)          MARCH 31, 2007   DEPRECIATION
------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)                  4/2/07                 8   CAD           $ 6,815           $ 16


                              9 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Portfolio had on loan securities valued at $9,007,547. Collateral of $9,196,936 was received for the loans all of which was received in cash and subsequently invested in approved instruments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                   $  144,683,297
                                                                 ===============

Gross unrealized appreciation                                    $   14,258,714
Gross unrealized depreciation                                        (2,234,497)
                                                                 ---------------
Net unrealized appreciation                                      $   12,024,217
                                                                 ===============


                             10 | GROWTH PORTFOLIO



Government Securities Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.9%
------------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 5.50%, 11/25/35 1                                      $          40,000    $        40,035
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.80%, 5/25/34 1                                                                  92,503             92,859
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates,
Series 2006-M3, Cl. A2B, 5.42%, 9/25/36 1, 2                                                              30,000             29,965
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 5.42%, 5/26/36 1                                                                 50,000             49,983
------------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                         80,000             79,425
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series
2006-A, Cl. AV2, 5.42%, 5/16/36 1                                                                         60,000             60,014
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                 30,000             29,911
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 5.52%, 5/25/36 1                                                                18,957             18,970
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                               20,000             19,937
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 5.44%, 12/25/29 1                                                  40,000             39,991
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.53%, 11/25/35 1                                                110,000            110,099
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.41%, 7/25/36 1                                                  50,000             50,000
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.37%, 5/15/36 1                                                  20,755             20,768
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.43%, 7/7/36 1                                                   30,000             30,007
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                      22,139             22,042
------------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5.58%, 1/20/35 1                                                                   32,074             32,080
Series 2006-4, Cl. A2V, 5.43%, 3/20/36 1, 2                                                               25,000             24,995
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                                  34,651             34,447
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                                 35,490             35,359
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                                  27,710             27,609
------------------------------------------------------------------------------------------------------------------------------------
Mastr Asset Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 5.42%, 8/25/36 1, 2                                               70,000             70,002
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates, Series 2005-
WMC6, Cl. A2B, 5.58%, 7/25/35 1                                                                           30,000             30,044
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                                                   28,771             28,599
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                     30,000             30,122
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.40%, 7/25/36 1                                                   20,034             20,047
------------------------------------------------------------------------------------------------------------------------------------


                      1 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-KS7, Cl. A2, 5.42%, 9/25/36 1                                   $       60,000    $        60,005
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.38%, 4/25/36 1                                                                   18,683             18,690
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series
2003-25XS, Cl. A4, 4.51%, 8/25/33                                                                            934                932
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.42%, 7/25/36 1                                 50,000             49,990
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $1,158,588)                                                                           1,156,927
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--89.5%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--78.3%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--75.9%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                                                      86,928             89,941
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                                            130,984            127,127
5%, 8/1/33                                                                                               171,182            165,926
5%, 4/1/37 3                                                                                              49,000             47,362
6%, 10/1/22-9/1/24                                                                                       227,083            230,899
6.50%, 4/1/18-12/1/30                                                                                    237,775            245,173
7%, 8/1/16-10/1/31                                                                                       227,420            235,470
7.50%, 4/1/36                                                                                            117,740            123,459
10.50%, 10/1/20                                                                                            6,795              7,593
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2042, Cl. N, 6.50%, 3/15/28                                                                        44,890             45,752
Series 2046, Cl. G, 6.50%, 4/15/28                                                                       138,699            142,550
Series 2410, Cl. PF, 6.30%, 2/15/32 1                                                                     78,333             80,247
Series 2435, Cl. EQ, 6%, 5/15/31                                                                          70,000             70,497
Series 2641, Cl. CE, 3.50%, 9/15/25                                                                       38,350             37,457
Series 2727, Cl. UA, 3.50%, 10/15/22                                                                      21,521             21,166
Series 2736, Cl. DB, 3.30%, 11/15/26                                                                     169,714            164,706
Series 2777, Cl. PJ, 4%, 5/15/24                                                                          20,449             20,179
Series 2934, Cl. NA, 5%, 4/15/24                                                                          58,781             58,545
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1674, Cl. Z, 6.75%, 2/15/24                                                                       116,684            121,151
Series 2002-66, Cl. FG, 6.32%, 9/25/32 1                                                                  92,526             94,195
Series 2002-84, Cl. FB, 6.32%, 12/25/32 1                                                                 92,450             95,066
Series 2003-11, Cl. FA, 6.32%, 9/25/32 1                                                                  92,600             95,218
Series 2006-11, Cl. PS, 5.06%, 3/25/36 1                                                                  29,294             29,378
Series 2034, Cl. Z, 6.50%, 2/15/28                                                                        15,438             15,852
Series 2053, Cl. Z, 6.50%, 4/15/28                                                                        20,104             20,612
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                       26,985             27,516
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                        18,168             18,623
Series 2122, Cl. F, 5.77%, 2/15/29 1                                                                      92,267             93,246
Series 2220, Cl. PD, 8%, 3/15/30                                                                           6,820              7,178
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                       16,201             16,629
Series 2344, Cl. FP, 6.27%, 8/15/31 1                                                                     28,223             28,818
Series 2387, Cl. PD, 6%, 4/15/30                                                                           6,841              6,845
Series 2412, Cl. GF, 6.27%, 2/15/32 1                                                                     22,631             23,163


                      2 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2464, Cl. FI, 6.32%, 2/15/32 1                                                          $          22,159    $        22,736
Series 2470, Cl. LF, 6.32%, 2/15/32 1                                                                     22,276             22,872
Series 2471, Cl. FD, 6.32%, 3/15/32 1                                                                     40,382             41,505
Series 2500, Cl. FD, 5.82%, 3/15/32 1                                                                     11,248             11,362
Series 2526, Cl. FE, 5.72%, 6/15/29 1                                                                     16,377             16,531
Series 2530, Cl. FD, 5.82%, 2/15/32 1                                                                     34,057             34,251
Series 2551, Cl. FD, 5.72%, 1/15/33 1                                                                     13,184             13,311
Series 2551, Cl. LF, 5.82%, 1/15/33 1                                                                    144,793            147,409
Series 2583, Cl. KA, 5.50%, 3/15/22                                                                        7,134              7,124
Series 2939, Cl. PE, 5%, 2/15/35                                                                         247,000            231,659
Series 3025, Cl. SJ, 5.243%, 8/15/35 1                                                                     8,655              8,809
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 192, Cl. IO, 13.848%, 2/1/28 4                                                                      8,082              1,920
Series 200, Cl. IO, 12.20%, 1/1/29 4                                                                       9,430              2,104
Series 2003-118, Cl. S, 8.73%, 12/25/33 4                                                                139,388             16,624
Series 2003-26, Cl. IO, 7.763%, 4/25/33 4                                                                 52,603             12,312
Series 2005-87, Cl. SG, 9.457%, 10/25/35 4                                                               230,626             13,756
Series 205, Cl. IO, 9.149%, 9/1/29 4                                                                      49,323             11,147
Series 2074, Cl. S, (0.522)%, 7/17/28 4                                                                   10,097              1,020
Series 2079, Cl. S, (1.177)%, 7/17/28 4                                                                   16,629              1,843
Series 216, Cl. IO, 12.223%, 12/1/31 4                                                                    16,873              3,638
Series 224, Cl. IO, 7.682%, 3/1/33 4                                                                      48,798             10,947
Series 243, Cl. 6, 26.368%, 12/15/32 4                                                                    28,176              6,391
Series 2526, Cl. SE, 1.227%, 6/15/29 4                                                                    26,974              1,317
Series 2802, Cl. AS, 1.619%, 4/15/33 4                                                                    48,769              2,886
Series 2819, Cl. S, (1.021)%, 6/15/34 4                                                                  223,756             17,393
Series 2920, Cl. S, (4.163)%, 1/15/35 4                                                                  145,312              6,882
Series 3000, Cl. SE, (3.957)%, 7/15/25 4                                                                 174,918              6,792
Series 3004, Cl. SB, 8.439%, 7/15/35 4                                                                   248,651              9,116
Series 3110, Cl. SL, 4.408%, 2/15/26 4                                                                    24,764                877
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                                                                                    984,261            954,758
5%, 12/1/17-3/1/34                                                                                     1,162,753          1,139,787
5%, 12/1/17-4/1/37 3                                                                                   1,035,333          1,018,221
5.50%, 3/1/33-1/1/34                                                                                     548,751            544,449
5.50%, 4/1/22-4/1/37 3                                                                                   919,000            912,406
6%, 7/1/24-11/1/32                                                                                       659,659            668,911
6%, 4/1/21 3                                                                                             850,000            864,078
6.50%, 2/1/09-11/1/31                                                                                    643,949            662,355
7%, 11/1/13-4/1/34                                                                                       482,724            502,788
7.50%, 2/1/27-8/1/33                                                                                     439,753            461,264
8.50%, 7/1/32                                                                                              1,762              1,899
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                    40,000             41,294


                      3 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2001-44, Cl. QC, 6%, 9/25/16                                                             $          85,854    $        87,394
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                         4,125              4,133
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                    70,651             72,381
Trust 2001-69, Cl. PF, 6.32%, 12/25/31 1                                                                  40,000             40,922
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                         9,083              9,083
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                                         1,060              1,058
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                           700                698
Trust 2002-29, Cl. F, 6.32%, 4/25/32 1                                                                    23,588             24,336
Trust 2002-64, Cl. FJ, 6.32%, 4/25/32 1                                                                    7,561              7,746
Trust 2002-68, Cl. FH, 5.82%, 10/18/32 1                                                                  15,311             15,551
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                         67,053             68,314
Trust 2003-116, Cl. FA, 5.72%, 11/25/33 1                                                                 13,807             13,910
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                                    137,000            134,644
Trust 2003-81, Cl. PW, 4%, 3/25/25                                                                        46,661             45,904
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                                                        58,861             57,820
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                        54,655             53,886
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                       67,000             65,932
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                                                     86,797             85,958
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                   40,000             38,725
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                   130,000            130,343
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 1                                                                  17,556             17,276
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 1                                                                  97,353             95,026
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 1                                                                  25,605             24,990
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 1                                                                  17,379             16,916
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                    161,239            161,591
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-61, Cl. SH, 8.447%, 11/18/31 4                                                                 84,743              8,539
Trust 2001-63, Cl. SD, 1.791%, 12/18/31 4                                                                 24,517              2,472
Trust 2001-68, Cl. SC, 1.17%, 11/25/31 4                                                                  17,068              1,650
Trust 2001-81, Cl. S, 0.037%, 1/25/32 4                                                                   18,016              1,755
Trust 2002-28, Cl. SA, (0.509)%, 4/25/32 4                                                                13,430              1,239
Trust 2002-38, Cl. IO, (5.08)%, 4/25/32 4                                                                 30,229              1,753
Trust 2002-39, Cl. SD, (3.211)%, 3/18/32 4                                                                19,988              1,721
Trust 2002-48, Cl. S, (0.163)%, 7/25/32 4                                                                 22,723              2,187
Trust 2002-52, Cl. SL, (0.155)%, 9/25/32 4                                                                13,880              1,346
Trust 2002-53, Cl. SK, (2.824)%, 4/25/32 4                                                                69,645              6,551
Trust 2002-56, Cl. SN, 0.843%, 7/25/32 4                                                                  30,982              3,132
Trust 2002-77, Cl. IS, (0.147)%, 12/18/32 4                                                               51,501              4,701
Trust 2002-77, Cl. SH, 0.601%, 12/18/32 4                                                                 21,694              2,135
Trust 2002-9, Cl. MS, (0.18)%, 3/25/32 4                                                                  25,924              2,537
Trust 2003-4, Cl. S, 7.067%, 2/25/33 4                                                                    45,939              5,354
Trust 2005-40, Cl. SA, (4.234)%, 5/25/35 4                                                                81,438              3,996
Trust 2005-40, Cl. SB, (2.161)%, 5/25/35 4                                                               107,094              5,803
Trust 2005-71, Cl. SA, 3.17%, 8/25/25 4                                                                  110,505              6,458
Trust 2006-33, Cl. SP, 12.46%, 5/25/36 4                                                                 450,311             38,787
Trust 221, Cl. 2, 11.24%, 5/1/23 4                                                                        17,204              4,067
Trust 240, Cl. 2, 19.425%, 9/1/23 4                                                                       27,700              6,431


                      4 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 294, Cl. 2, 6.036%, 2/1/28 4                                                             $         187,621    $        43,492
Trust 301, Cl. 2, 4.10%, 4/1/29 4                                                                         23,216              5,274
Trust 319, Cl. 2, 9.918%, 2/1/32 4                                                                        16,021              3,772
Trust 321, Cl. 2, 9.798%, 4/1/32 4                                                                        70,329             16,572
Trust 324, Cl. 2, 4.552%, 7/1/32 4                                                                        88,135             20,630
Trust 329, Cl. 2, 8.783%, 1/1/33 4                                                                        68,804             15,792
Trust 334, Cl. 12, 5.41%, 2/1/33 4                                                                       124,348             28,986
Trust 342, Cl. 2, 6.674%, 9/1/33 4                                                                       122,831             28,288
Trust 344, Cl. 2, 4.872%, 12/1/33 4                                                                      122,735             28,168
Trust 346, Cl. 2, 11.829%, 12/1/33 4                                                                      47,215             10,783
Trust 362, Cl. 12, 5.572%, 8/1/35 4                                                                       88,736             19,771
Trust 362, Cl. 13, 5.607%, 8/1/35 4                                                                       49,292             10,844
Trust 364, Cl. 15, 9.768%, 9/1/35  4                                                                      87,676             19,964
                                                                                                                    ---------------
                                                                                                                         12,703,770
------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--2.4%
Government National Mortgage Assn., 7%, 10/15/23-3/15/26                                                 132,747            138,844
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                                      145,480            157,272
Series 2000-7, Cl. Z, 8%, 1/16/30                                                                         72,860             77,995
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 1998-19, Cl. SB, (0.936)%, 7/16/28 4                                                               33,439              3,527
Series 2001-21, Cl. SB, (3.762)%, 1/16/27 4                                                              167,548             11,924
Series 2006-47, Cl. SA, 14.663%, 8/16/36 4                                                               281,255             17,216
                                                                                                                    ---------------
                                                                                                                            406,778
------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--11.2%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--9.7%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                              80,000             78,588
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                           55,662             56,676
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2005-E, Cl. 2A2, 4.972%, 6/25/35 1                                                                  2,768              2,766
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                    43,933             44,399
------------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 5.42%, 8/25/08 1,2                                                                       31,868             31,896
------------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                                   80,000             80,400
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                                  68,711             68,527
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                                91,199             91,375
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                   23,024             23,044
------------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                            28,778             29,027


                      5 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                        $          50,000    $        49,300
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                   50,000             49,652
------------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-
Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                              9,499              9,499
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                                  50,000             49,067
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                                  50,000             50,047
Series 2007-GG9, Cl. A2, 5.381%, 7/10/12 2                                                                60,000             60,492
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                 20,000             19,694
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                                 70,000             69,297
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                                70,000             70,142
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                   50,000             49,767
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                                   70,000             70,539
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                                   24,384             24,180
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                      63,192             63,182
------------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                     19,573             19,752
------------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                             96,000            102,210
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                      79,226             79,064
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                     80,845             80,660
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                       93,895             93,654
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Obligations, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                     90,000             89,195
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial
Asset-Backed Securities, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                        15,000             15,062
                                                                                                                    ---------------
                                                                                                                          1,621,153
------------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.1%
WAMU Mortgage Pass-Through Certificates, Series 2005-AR8 Trust, Series
2005-AR8, Cl. 2AB1, 5.57%, 7/25/45 1                                                                      20,126             20,138
------------------------------------------------------------------------------------------------------------------------------------
OTHER--0.6%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series 2005-
S2, Cl. 3A1, 6.716%, 2/25/32 1                                                                           104,109            105,428
------------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.8%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                         106,222            107,683
------------------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates, Series 2005-AR5 Trust, Series
2005-AR5, Cl. A1, 4.675%, 5/25/35 1                                                                       19,802             19,786
                                                                                                                    ----------------
                                                                                                                            127,469
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $14,969,070)                                                                     14,984,736


                      6 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--17.1%
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Unsec. Bonds, 5.375%, 8/19/11                                    $       1,350,000    $     1,379,253
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
5%, 2/13/17 5                                                                                            150,000            149,989
6%, 5/15/11 5                                                                                            200,000            208,729
7.25%, 1/15/10 6                                                                                         670,000            712,458
------------------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 5.218%, 1/15/21 5,7                             825,000            411,114
                                                                                                                    ---------------
Total U.S. Government Obligations (Cost $2,871,659)                                                                       2,861,543

------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.2%
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.39% in joint repurchase agreement (Principal
Amount/Value $134,200,000, with a maturity value of $134,259,719) with UBS
Warburg LLC, 5.34%, dated 3/30/07, to be repurchased at $524,233 on 4/2/07, collateralized by Federal Home Loan Mortgage Corp., 5.50%,
6/1/36, with a value of $137,147,670 (Cost $524,000)                                                     524,000            524,000
------------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $19,523,317)                                                                    19,527,206
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.9% 8
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
Undivided interest of 0.004% in joint repurchase agreement (Principal
Amount/Value $3,500,000,000, with a maturity value of $3,501,591,771)
with Bank of America NA, 5.4575%, dated 3/30/07, to be repurchased at
$153,093 on 4/2/07, collateralized by U.S. Agency Mortgages, 5%-5.50%,
9/1/33-6/1/35, with a value of $3,570,000,000 (Cost $153,023)                                            153,023            153,023
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $19,676,340)                                                             117.6%        19,680,229
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (17.6)        (2,939,664)

                                                                                               -------------------------------------
NET ASSETS                                                                                                 100.0%   $    16,740,565
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $217,350, which represents 1.30% of the Portfolio's net assets. See accompanying Notes.

3. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $524,582 or 3.13% of the Portfolio's net assets as of March 31, 2007.

5. Partial or fully-loaned security. See accompanying Notes.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $37,218. See accompanying Notes.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National


                      7 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that Portfolio's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Portfolio had purchased $3,111,835 of securities issued on a when-issued basis or forward commitment and sold $264,776 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities in the annual and semiannual reports.


                      8 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2007, the Portfolio had outstanding futures contracts as follows:

                                                                            UNREALIZED
                             EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS    MARCH 31, 2007   (DEPRECIATION)
--------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 10 yr.      6/20/07           5   $       540,625   $       (3,434)
U.S. Treasury Nts., 30 yr.      6/20/07          26         2,892,500          (11,283)
                                                                        --------------
                                                                               (14,717)
                                                                        --------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.       6/29/07           8         1,639,125            1,320
U.S. Treasury Nts., 5 yr.       6/29/07          19         2,010,141          (10,427)
                                                                        --------------
                                                                                (9,107)
                                                                        --------------
                                                                        $      (23,824)
                                                                        ==============

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers and the value of the contracts is seperately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the


                      9 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

swap is combined with the amount due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of March 31, 2007, the Portfolio had entered into the following total return swap agreements:

                  NOTIONAL
        SWAP        AMOUNT                                                      TERMINATION
COUNTERPARTY        (000S)       PAID BY THE FUND        RECEIVED BY THE FUND          DATE   VALUE
---------------------------------------------------------------------------------------------------
                                 If negative, the   If positive, the absolute
                                absolute value of    value of Lehman Brothers
                             Lehman Brothers U.S.            U.S. CMBS Index:
Goldman Sachs                         CMBS Index:          Aggregate AAA plus
Capital Markets   $    170         Aggregate AAA.            15 basis points.        9/1/07   $  76

Abbreviation is as follows:

CMBS      Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Portfolio had on loan securities valued at $771,862. Collateral of $787,592 was received for the loans, of which $153,023 was received in cash and subsequently invested in approved instruments. In addition, collateral of $634,569 was also received in the form of securities.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                      10 | GOVERNMENT SECURITIES PORTFOLIO

GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities          $ 19,676,340
Federal tax cost of other investments       (192,316)
                                        -------------
Total federal tax cost                  $ 19,484,024
                                        =============

Gross unrealized appreciation           $    125,624
Gross unrealized depreciation               (145,484)
                                        -------------
Net unrealized depreciation             $    (19,860)
                                        =============


                      11 | GOVERNMENT SECURITIES PORTFOLIO



Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--60.7%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.4%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
Genuine Parts Co.                                                                                         10,900    $       534,100
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.6%
McDonald's Corp.                                                                                          66,800          3,009,340
------------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                               21,300            666,690
                                                                                                                    ---------------
                                                                                                                          3,676,030
------------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
IAC/InterActiveCorp 1                                                                                     64,100          2,417,211
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--1.8%
DirecTV Group, Inc. (The) 1                                                                              127,000          2,929,890
------------------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                                   55,100          1,273,912
                                                                                                                    ---------------
                                                                                                                          4,203,802
------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
J.C. Penney Co., Inc. (Holding Co.)                                                                       34,300          2,818,088
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.6%
OfficeMax, Inc.                                                                                           10,400            548,496
------------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                                      33,200            895,072
                                                                                                                    ---------------
                                                                                                                          1,443,568
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.4%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.8%
Coca-Cola Co. (The)                                                                                       14,500            696,000
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                             56,800          3,610,208
                                                                                                                    ---------------
                                                                                                                          4,306,208
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Wal-Mart Stores, Inc.                                                                                     33,000          1,549,350
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
ConAgra Foods, Inc.                                                                                       38,200            951,562
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Clorox Co. (The)                                                                                          17,200          1,095,468
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--1.0%
UST, Inc.                                                                                                 42,600          2,469,948
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--4.8%
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--4.8%
Chesapeake Energy Corp.                                                                                   43,400          1,340,192
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                             11,500            850,540
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                            40,700          2,781,845
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                         36,600          2,761,470
------------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                                        36,700          3,627,061
                                                                                                                    ---------------
                                                                                                                         11,361,108
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--15.2%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.0%
Goldman Sachs Group, Inc. (The)                                                                           14,600          3,016,798
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                            45,100          3,160,157
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                                 15,900          1,298,553
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                            56,100          4,418,436
                                                                                                                    ---------------
                                                                                                                         11,893,944


                           1 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
Synovus Financial Corp.                                                                                   16,400    $       530,376
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                            40,000          2,202,000
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                         89,500          3,081,485
                                                                                                                    ---------------
                                                                                                                          5,813,861
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.2%
Bank of America Corp.                                                                                     95,300          4,862,206
------------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                           12,300            650,916
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                           76,700          3,937,778
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                      56,000          2,709,280
                                                                                                                    ---------------
                                                                                                                         12,160,180
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.3%
American International Group, Inc.                                                                        13,800            927,636
------------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                               63,300          3,270,711
------------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                                                11,400            746,586
------------------------------------------------------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                                                                 9,700            502,169
                                                                                                                    ---------------
                                                                                                                          5,447,102
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.2%
Countrywide Financial Corp.                                                                               15,800            531,512
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.5%
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.4%
AmerisourceBergen Corp.                                                                                   65,600          3,460,400
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                                     13,500            984,825
------------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                                   29,300          2,365,096
------------------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                                            26,000          1,508,520
------------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                            64,200          3,758,268
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                                  11,400            603,858
                                                                                                                    ---------------
                                                                                                                         12,680,967
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.1%
King Pharmaceuticals, Inc. 1                                                                              31,600            621,572
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                         19,700            870,149
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                              23,100            583,506
------------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                                     25,200            642,852
                                                                                                                    ---------------
                                                                                                                          2,718,079
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.2%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
Raytheon Co.                                                                                              23,600          1,238,056
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.9%
Avery-Dennison Corp.                                                                                      14,300            918,918
------------------------------------------------------------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                                                                               29,800          1,090,382
------------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                                    73,400          2,525,694
                                                                                                                    ---------------
                                                                                                                          4,534,994
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.4%
General Electric Co.                                                                                     139,700          4,939,792
------------------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                              7,000            628,600
                                                                                                                    ---------------
                                                                                                                          5,568,392
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.1%
Deere & Co.                                                                                                5,400            586,656


                           2 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
ITT Corp.                                                                                                 32,200    $     1,942,304
                                                                                                                    ---------------
                                                                                                                          2,528,960
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.3%
Norfolk Southern Corp.                                                                                    61,800          3,127,080
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.4%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Cisco Systems, Inc. 1                                                                                     15,700            400,821
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.7%
Apple, Inc. 1                                                                                             38,300          3,558,453
------------------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                                             100,000          2,321,000
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                      111,100          4,459,554
------------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                                                      13,300            777,518
                                                                                                                    ---------------
                                                                                                                         11,116,525
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
Computer Sciences Corp. 1                                                                                  9,300            484,809
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
Intel Corp.                                                                                               51,000            975,630
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--1.9%
BMC Software, Inc. 1                                                                                      90,600          2,789,574
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                           60,100          1,674,987
                                                                                                                    ---------------
                                                                                                                          4,464,561
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.3%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.2%
Rohm & Haas Co.                                                                                           10,300            532,716
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.7%
Ball Corp.                                                                                                40,600          1,861,510
------------------------------------------------------------------------------------------------------------------------------------
Bemis Co., Inc.                                                                                           39,400          1,315,566
------------------------------------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                                            24,200            816,508
                                                                                                                    ---------------
                                                                                                                          3,993,584
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
Alcoa, Inc.                                                                                               50,900          1,725,510
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                                5,293            350,344
                                                                                                                    ---------------
                                                                                                                          2,075,854
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
International Paper Co.                                                                                   33,700          1,226,680
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.7%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.7%
AT&T, Inc.                                                                                               158,762          6,259,986
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                             123,000          4,664,160
                                                                                                                    ---------------
                                                                                                                         10,924,146
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.8%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.2%
Progress Energy, Inc.                                                                                     11,800            595,192
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
DTE Energy Co.                                                                                            28,400          1,360,360
                                                                                                                    ---------------
Total Common Stocks (Cost $130,608,340)                                                                                 143,220,448


                           3 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.3%
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.80%, 5/25/34 2                                                       $         547,902    $       550,013
------------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                                              70,000             68,434
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 6.06%, 2/25/33 2                                                                    8,112              8,119
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 2                                                400,000            398,810
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates, Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 2                                                110,000            109,655
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.53%, 11/25/35 2                                                660,000            660,591
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.41%, 7/25/36 2                                                 290,000            290,002
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.37%, 5/15/36 2                                                 129,716            129,803
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.43%, 7/7/36 2                                                  150,000            150,035
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                     140,214            139,599
------------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 5.58%, 1/20/35 2                                                    192,445            192,481
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                                 207,906            206,683
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 2                                                                225,844            225,015
------------------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 3                                                                 923,216            928,405
------------------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series
2003-C7, Cl. C7, 6.67%, 3/15/16 2                                                                        690,000            727,353
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 2                                                  163,037            162,062
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                                181,894            180,812
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                                   5,339              5,324
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                                 309,947            309,425
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $5,442,454)                                                                           5,442,621
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--29.0%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--25.0%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--24.7%
Federal Home Loan Mortgage Corp.:
4.50%, 10/1/18-5/1/19                                                                                  1,832,547          1,778,351
5%, 8/1/33                                                                                             1,075,022          1,042,014
5%, 4/1/37 4                                                                                              29,000             28,030
6.50%, 4/1/18-4/1/34                                                                                     329,632            338,814
7%, 5/1/30-1/1/34                                                                                      2,011,761          2,089,237
8%, 4/1/16                                                                                               144,298            152,207
9%, 8/1/22-5/1/25                                                                                         43,588             46,777


                           4 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 2006-11, Cl. PS, 5.06%, 3/25/36 2                                                       $         171,323    $       171,817
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                      289,837            298,690
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                      188,896            192,611
Series 2080, Cl. C, 6.50%, 8/15/28                                                                       178,044            182,794
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                       123,541            126,638
Series 2387, Cl. PD, 6%, 4/15/30                                                                          45,826             45,856
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                      310,214            325,591
Series 2500, Cl. FD, 5.82%, 3/15/32 2                                                                     57,646             58,229
Series 2526, Cl. FE, 5.72%, 6/15/29 2                                                                     87,665             88,487
Series 2551, Cl. FD, 5.72%, 1/15/33 2                                                                     67,947             68,604
Series 3025, Cl. SJ, 5.243%, 8/15/35 2                                                                    34,621             35,237
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.639%, 6/1/26 5                                                                    129,981             28,541
Series 183, Cl. IO, 9.554%, 4/1/27 5                                                                     198,793             45,567
Series 184, Cl. IO, 15.36%, 12/1/26 5                                                                    215,902             48,023
Series 192, Cl. IO, 13.848%, 2/1/28 5                                                                     56,265             13,368
Series 200, Cl. IO, 12.20%, 1/1/29 5                                                                      66,461             14,828
Series 2003-118, Cl. S, 8.73%, 12/25/33 5                                                                846,284            100,931
Series 2005-87, Cl. SG, 9.456%, 10/25/35 5                                                             1,311,684             78,234
Series 2130, Cl. SC, (2.485)%, 3/15/29 5                                                                 153,635             12,050
Series 216, Cl. IO, 12.223%, 12/1/31 5                                                                    91,745             19,780
Series 224, Cl. IO, 7.682%, 3/1/33 5                                                                     285,280             63,995
Series 243, Cl. 6, 26.368%, 12/15/32 5                                                                   178,449             40,476
Series 2796, Cl. SD, 0.907%, 7/15/26 5                                                                   227,749             19,341
Series 2802, Cl. AS, 1.619%, 4/15/33 5                                                                   286,520             16,958
Series 2920, Cl. S, (4.164)%, 1/15/35 5                                                                  957,715             45,357
Series 3000, Cl. SE, (3.956)%, 7/15/25 5                                                               1,119,478             43,468
Series 3110, Cl. SL, 4.408%, 2/15/26 5                                                                   148,583              5,264
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.593%, 6/1/26 6                                                            53,217             43,463
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:                                                                       5,421,917          5,259,629
4.50%, 5/1/18-12/1/20
5%, 12/1/17-3/1/34                                                                                     6,598,972          6,469,971
5%, 12/1/17-4/1/37 4                                                                                   5,995,037          5,894,563
5.50%, 3/1/33-1/1/34                                                                                   2,619,748          2,599,100
5.50%, 4/1/22-4/1/37 4                                                                                 6,456,000          6,409,375
6%, 5/1/29-11/1/33                                                                                     4,111,112          4,153,307
6%, 4/1/21 4                                                                                           3,606,000          3,665,723
6.50%, 5/1/17-11/1/31                                                                                  3,190,115          3,283,416
7%, 11/1/17-10/1/35                                                                                      695,466            720,335
7.50%, 5/1/07-3/1/33                                                                                   1,151,307          1,206,884
8.50%, 7/1/32                                                                                             10,570             11,396
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1, Cl. A2, 7%, 11/25/31                  337,542            348,306


                           5 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                             $         252,399    $       254,667
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                                     334,856            344,581
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                                      166,183            169,215
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                   220,000            227,118
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                        28,361             28,411
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                   449,141            460,134
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                        60,982             60,988
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                                         6,713              6,697
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                         5,252              5,237
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                    156,721            162,317
Trust 2002-56, Cl. KW, 6%, 4/25/23                                                                       550,000            555,785
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                        371,837            378,833
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                    662,000            655,044
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                      452,000            444,795
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                  270,000            261,395
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                    250,000            246,353
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                                    970,000            969,830
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                   740,000            741,951
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 2                                                                 132,131            130,026
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 2                                                                 150,454            146,859
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 2                                                                  70,636             68,939
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 2                                                                 547,451            532,842
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                    941,973            944,031
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                                    444,000            436,579
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 2.025%, 10/25/23 5                                                               145,301             10,337
Trust 2001-65, Cl. S, 8.532%, 11/25/31 5                                                                 504,398             50,609
Trust 2001-81, Cl. S, 0.036%, 1/25/32 5                                                                  117,102             11,410
Trust 2002-47, Cl. NS, (0.976)%, 4/25/32 5                                                               272,977             25,742
Trust 2002-51, Cl. S, (0.857)%, 8/25/32 5                                                                250,659             23,632
Trust 2002-52, Cl. SD, (3.404)%, 9/25/32 5                                                               292,089             24,552
Trust 2002-77, Cl. SH, 0.601%, 12/18/32 5                                                                143,369             14,109
Trust 2002-84, Cl. SA, 7.369%, 12/25/32 5                                                                435,506             45,004
Trust 2003-33, Cl. SP, 9.60%, 5/25/33 5                                                                  467,497             59,122
Trust 2003-4, Cl. S, 7.067%, 2/25/33 5                                                                   282,699             32,950
Trust 2004-54, Cl. DS, (7.122)%, 11/25/30 5                                                              231,697             14,049
Trust 2005-19, Cl. SA, (4.037)%, 3/25/35 5                                                             2,429,498            126,078
Trust 2005-40, Cl. SA, (4.234)%, 5/25/35 5                                                               545,826             26,780
Trust 2005-6, Cl. SE, (3.412)%, 2/25/35 5                                                                677,838             34,749
Trust 2005-71, Cl. SA, 3.17%, 8/25/25 5                                                                  704,467             41,172
Trust 2006-119, Cl. MS, 8.231%, 12/25/36 5                                                               777,043             46,471
Trust 2006-33, Cl. SP, 12.46%, 5/25/36 5                                                               1,365,944            117,652
Trust 222, Cl. 2, 12.01%, 6/1/23 5                                                                       439,046             97,672
Trust 240, Cl. 2, 14.671%, 9/1/23 5                                                                      513,846            119,291
Trust 252, Cl. 2, 10.711%, 11/1/23 5                                                                     339,734             80,860
Trust 273, Cl. 2, 11.353%, 8/1/26 5                                                                       96,100             21,169


                           6 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 319, Cl. 2, 10.052%, 2/1/32 5                                                            $         100,027    $        23,553
Trust 321, Cl. 2, 5.052%, 4/1/32 5                                                                     1,137,932            268,134
Trust 322, Cl. 2, 14.446%, 4/1/32 5                                                                      404,493             91,561
Trust 329, Cl. 2, 8.783%, 1/1/33 5                                                                       454,250            104,263
Trust 331, Cl. 9, 8.589%, 2/1/33 5                                                                       281,874             64,777
Trust 334, Cl. 17, 23.494%, 2/1/33 5                                                                     182,880             44,843
Trust 342, Cl. 2, 8.979%, 9/1/33 5                                                                       486,098            111,948
Trust 344, Cl. 2, 4.943%, 12/1/33 5                                                                    1,057,092            242,604
Trust 346, Cl. 2, 11.829%, 12/1/33 5                                                                     542,974            124,002
Trust 350, Cl. 2, 10.052%, 3/1/34 5                                                                      200,091             45,723
Trust 362, Cl. 12, 5.572%, 8/1/35 5                                                                      514,328            114,593
Trust 362, Cl. 13, 5.607%, 8/1/35 5                                                                      285,707             62,852
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 6.032%, 9/25/23 6                                                       135,917            110,276
                                                                                                                    ---------------
                                                                                                                         58,396,799
------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
7%, 11/15/08-1/15/24                                                                                     137,520            143,133
7.50%, 1/15/09-6/15/24                                                                                   221,702            229,812
8%, 5/15/17                                                                                               66,749             70,498
8.50%, 8/15/17-12/15/17                                                                                   61,082             64,991
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (3.762)%, 1/16/27 5                                                              254,398             18,104
Series 2002-15, Cl. SM, (6.848)%, 2/16/32 5                                                              285,719             20,432
Series 2002-76, Cl. SY, (3.698)%, 12/16/26 5                                                             590,871             49,579
Series 2004-11, Cl. SM, (6.628)%, 1/17/30 5                                                              206,541             15,089
                                                                                                                    ---------------
                                                                                                                            611,638
------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--4.0%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--3.5%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                     490,000            481,350
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                          363,655            370,283
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                   287,558            290,614
------------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                                  300,000            301,500
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:                           401,694            400,620
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                               497,451            498,407
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                  126,633            126,743
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:                                       320,000            315,518
Series 2004-C3, Cl. A2, 4.433%, 7/10/39
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                  280,000            278,052
------------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                     60,793             60,793


                           7 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                       $         340,000    $       333,655
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                                 300,000            300,282
Series 2007-GG9, Cl. A2, 5.381%, 7/10/12 3                                                               360,000            362,955
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                120,000            118,162
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                                400,000            395,984
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                                90,000             90,183
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                  340,000            338,417
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                                  400,000            403,078
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 2                                                                  462,051            458,195
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                     420,367            420,300
------------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates, Series
PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                                                 251,000            267,237
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                                  220,483            220,537
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                    485,071            483,959
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Obligations, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                    590,000            584,723
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Asset-Backed
Securities, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                                     84,000             84,346
------------------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates, Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.675%, 5/25/35 2                                                               126,015            125,912
                                                                                                                    ---------------
                                                                                                                          8,111,805
------------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.5%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                  644,093            652,950
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                  580,862            593,100
                                                                                                                    ---------------
                                                                                                                          1,246,050
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $68,346,195)                                                                     68,366,292

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.6%
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts., 6%, 5/15/11 7                                               350,000            365,275
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36                                                                                           300,000            282,938
8.875%, 8/15/17                                                                                           51,000             68,213
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.625%, 2/29/12-2/15/17                                                              818,000            818,059
                                                                                                                    ---------------
Total U.S. Government Obligations (Cost $1,536,481)                                                                       1,534,485

------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.9%
------------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                           395,000            404,551
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 8                                                              790,000            760,746
------------------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15                                                  275,000            246,813
------------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                                           310,000            321,543
------------------------------------------------------------------------------------------------------------------------------------


                           8 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                             $         295,000    $       313,836
------------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09 3                                             535,000            559,382
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                               445,000            470,088
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                              90,000             90,183
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                        370,000            383,505
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                                  325,000            323,710
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts., 3/15/37                                                                465,000            467,070
------------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 9                                                             475,000            467,705
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                                       151,000            153,831
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                                                          290,000            279,292
6.125% Nts., 1/15/14                                                                                     245,000            240,746
8% Sr. Nts., 2/1/09                                                                                      120,000            124,506
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp.:
5.69% Nts., Series E, 3/13/09 2                                                                          175,000            175,401
7.30% Nts., 1/15/12                                                                                      470,000            507,849
------------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                         290,000            349,891
------------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 3                                                          120,000            121,650
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy Field Services Corp., 6.875% Sr. Unsec. Nts., 2/1/11                                         330,000            347,586
------------------------------------------------------------------------------------------------------------------------------------
Earthgrains Co. (The), 6.50% Nts., 4/15/09                                                               140,000            142,722
------------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                                         58,000             56,550
------------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                                       560,000            562,100
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                                              95,000             96,188
------------------------------------------------------------------------------------------------------------------------------------
Enbridge Energy Partners LP, 5.95% Sr. Unsec. Nts., Series B, 6/1/33                                     120,000            112,511
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 7.50% Sr. Unsec. Unsub. Nts., 2/1/11                                   225,000            241,494
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31                                            185,000            210,808
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10 9                                                  910,000            959,238
------------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                                      405,000            409,354
9.445% Unsub. Nts., 12/15/08 2                                                                            69,000             73,796
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                       405,000            435,428
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                            460,000            455,855
------------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 8,9                                                      800,000            784,256
------------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                                                                        220,000            231,275
------------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co., 6.428% Bonds, 12/1/08 9                                                                 65,000             66,149
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11 3                                                    350,000            378,438
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 2                                                   700,000            696,009
------------------------------------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 9                                                               470,000            470,827
------------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08 9                               280,000            279,805
------------------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2                                               265,000            274,938
------------------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                                     480,000            471,366
------------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 9% Nts., 8/1/12                                                                   120,000            138,338
------------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                                   53,000             47,700
------------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                                           365,000            370,222
7.75% Sr. Unsec. Nts., 2/15/12                                                                            45,000             49,235
------------------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                                            415,000            373,057
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                         435,000            471,319
------------------------------------------------------------------------------------------------------------------------------------


                           9 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13                                             $         500,000    $       499,096
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                             455,000            472,765
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                                            125,000            131,763
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                                               425,000            446,963
------------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr. Unsec. Nts., 12/1/12                                                    380,000            386,490
------------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                                                                          315,000            288,638
7.125% Sr. Unsec. Nts., 6/15/09                                                                          275,000            285,378
------------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                                  180,000            181,938
------------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                                        250,000            240,183
------------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                              550,000            553,438
------------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50% Sr. Sec. Nts., 7/15/08                                                460,000            503,700
------------------------------------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                                              305,000            321,324
------------------------------------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                         45,000             46,322
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                                    665,000            694,925
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 9                                     598,722            592,715
------------------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 9                                  172,843            163,169
------------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                                         620,000            612,388
------------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 9                                              570,000            719,386
------------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                                  500,000            626,655
------------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                              380,000            379,721
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                  630,000            621,123
------------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08 3                                                               59,000             59,295
------------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                                        210,000            203,099
------------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 6.50% Sr. Sec. Nts., 6/1/07                                                     309,000            309,640
------------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07                                        132,000            133,275
------------------------------------------------------------------------------------------------------------------------------------
Ryder System, Inc., 5.95% Nts., 5/2/11                                                                   115,000            117,218
------------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                                             455,000            473,136
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp., 2.75% Unsec. Nts., 6/15/08                                                               200,000            193,841
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                                            70,000             70,055
------------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Unsec. Unsub. Nts., 1/15/10                                               585,000            565,553
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                                                       480,000            476,484
------------------------------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                                             425,000            465,884
------------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                                                                      215,000            219,508
7.625% Sr. Unsec. Nts., 2/15/12                                                                          140,000            151,202
------------------------------------------------------------------------------------------------------------------------------------
Textron Financial Corp., 6% Jr. Unsec. Sub. Nts., 2/15/67 2,9                                            355,000            356,937
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                               195,000            237,723
------------------------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08                                                               335,000            334,343
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                                     335,000            337,376
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC, 5.85% Sr. Nts., 9/16/08 2,3                                                          375,000            375,125
------------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                                                                          300,000            297,000
3.875% Sr. Unsec. Nts., 10/15/08                                                                         140,000            136,150
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                                520,000            519,815
------------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                      390,000            406,157
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), Credit Linked Certificate Trust, 6.75% Nts., 4/15/09 3                        530,000            543,250
------------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                                              665,000            716,490


                           10 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                                      $         325,000    $       357,060
                                                                                                                    ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $32,454,847)                                                       32,792,558

                                                                                                          Shares
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.1%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 10,11
(Cost $267,692)                                                                                          267,692            267,692
------------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $238,656,009)                                                            106.6%       251,624,096
------------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                       (6.6)       (15,674,984)
                                                                                               -------------------------------------
Net Assets                                                                                                 100.0%   $   235,949,112
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $3,328,500, which represents 1.41% of the Portfolio's net assets. See accompanying Notes.

4. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,021,648 or 1.28% of the Portfolio's net assets as of March 31, 2007.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $153,739 or 0.07% of the Portfolio's net assets as of March 31, 2007.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $193,074. See accompanying Notes.

8. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $4,860,187 or 2.06% of the Portfolio's net assets as of March 31, 2007.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                         SHARES        GROSS          GROSS            SHARES
                                                              DECEMBER 31, 2006    ADDITIONS     REDUCTIONS    MARCH 31, 2007
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%             1,051,398   32,303,397     33,087,103           267,692

                                                                                                                     DIVIDEND
                                                                                                      VALUE            INCOME
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                                      $    267,692         $  20,723

11. Rate shown is the 7-day yield as of March 31, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities


                           11 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that Portfolio's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Portfolio had purchased $17,424,415 of securities issued on a when-issued basis or forward commitment and sold $1,393,036 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.


                           12 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2007, the Portfolio had outstanding futures contracts as follows:

                                                                                     UNREALIZED
                                     EXPIRATION   NUMBER OF    VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                      DATES   CONTRACTS     MARCH 31, 2007   (DEPRECIATION)
-----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 5 yr.               6/29/07          27   $      2,856,516   $       (5,856)
U.S. Treasury Nts., 30 yr.              6/20/07         104         11,570,000          (62,248)
                                                                                 --------------
                                                                                        (68,104)
                                                                                 --------------
CONTRACTS TO SELL

U.S. Treasury Nts., 2 yr.               6/29/07         129         26,430,891          (54,869)
U.S. Treasury Nts., 10 yr.              6/20/07          49          5,298,125           16,143
                                                                                 --------------
                                                                                        (38,726)
                                                                                 --------------
                                                                                 $     (106,830)
                                                                                 ==============


                           13 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Portfolio may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Portfolio may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers and the value of the contracts is separately disclosed on the Statement of Assets and in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to Portfolio the delivery obligation (either cash or defaulted securities depending on whether the Portfolio is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of March 31, 2007 is as follows:

                                                       BUY/SELL  NOTIONAL
                                                         CREDIT    AMOUNT  PAY/RECEIVE    TERMINATION           PREMIUM
COUNTERPARTY       REFERENCE ENTITY                  PROTECTION    (000S)   FIXED RATE          DATES   PAID/(RECEIVED)       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston,
Inc.:

                   Dow Jones CDX North America
                   Crossover Index                          Buy  $    560        1.650%      12/20/11  $        (10,510) $  (4,761)
                   Dow Jones CDX North America
                   Crossover Index                          Buy       445        1.650       12/20/11            (8,536)    (3,783)
                   Dow Jones CDX North America
                   Crossover Index                          Buy       560        1.650       12/20/11            (8,865)    (4,761)
                   Ford Motor Credit Co.                   Sell       430        0.500        6/20/07                --       (171)
                   Freescale Semiconductor, Inc.           Sell       230        0.600        3/20/08                --       (988)
                   Freescale Semiconductor, Inc.           Sell       240        0.750        3/20/08                --       (684)
                   Univision Communications, Inc.          Sell       110        0.750        3/20/08                --         (7)
-----------------------------------------------------------------------------------------------------------------------------------

                           14 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Deutsche Bank
AG:

                   Abitibi-Consolidated Co. of
                   Canada                                  Sell       380        1.520        9/20/07                --      1,252
                   Allied Waste North America,
                   Inc.                                    Sell       150        2.000        9/20/09                --      3,103
                   Allied Waste North America,
                   Inc.                                    Sell       240        2.000        9/20/09                --      4,965
                   Bombardier, Inc.                        Sell       115        0.900        9/20/07                --        249
                   CDX.NA.IG.7                              Buy       900        0.400       12/20/11                93     (1,339)
                   Dow Jones CDX North America
                   Crossover Index                          Buy       560        1.650       12/20/11            (8,984)    (7,944)
                   Eastman Kodak Co.                       Sell       330        1.000       12/20/08                --      3,139
                   GMAC LLC                                Sell       110        2.300        6/20/07                --        392
                   J.C. Penney Co., Inc.                    Buy       140        0.580        3/20/12                --       (572)
                   Weyerhaeuser Co.                         Buy       470        0.580        9/20/11                --     (2,371)
-----------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley
Capital Services,
Inc.:

                   Arrow Electronics, Inc.                  Buy       470        0.790        9/20/11                --     (5,922)
                   Arrow Electronics, Inc.                  Buy       250        0.770        9/20/11                --     (2,948)
                   ArvinMeritor, Inc.                      Sell       130        1.050        9/20/07                --        223
                   ArvinMeritor, Inc.                      Sell       105        1.100        9/20/07                --        206
                   Belo Corp.                               Buy       285        0.650        6/20/11                --     (2,512)
                   Belo Corp.                               Buy       160        0.670        6/20/11                --     (1,533)
                   Belo Corp.                               Buy       315        0.675        6/20/11                --     (3,078)
                   Bombardier, Inc.                        Sell       130        1.000        9/20/07                --        488
                   Bombardier, Inc.                        Sell       130        1.050        9/20/07                --        520
                   Dow Jones CDX North America
                   Crossover Index                          Buy       560        1.650       12/20/11            (9,332)    (5,234)
                   El Paso Corp.                           Sell       465        0.520        3/20/10                --         42
                   Ford Motor Co.                           Buy       230        5.300       12/20/08                --     (7,932)
                   Ford Motor Co.                           Buy       490        5.400       12/20/08                --    (17,699)
                   Ford Motor Co.                          Sell       230        7.050       12/20/16                --        399
                   Ford Motor Co.                          Sell       490        7.150       12/20/16                --      3,228
                   General Motors Corp.                     Buy       245        4.000       12/20/08                --     (6,380)
                   General Motors Corp.                     Buy       240        3.950       12/20/08                --     (6,052)
                   General Motors Corp.                    Sell       245        5.800       12/20/16                --      6,624
                   General Motors Corp.                    Sell       240        5.750       12/20/16                --      5,834
                   GMAC LLC                                Sell       320        3.150        6/20/07                --      1,985
                   Hyundai Motor Manufacturing
                   Alabama LLC                             Sell       200        0.400        6/20/07                --         86
                   Inco Ltd.                                Buy       240        0.630        3/20/17                --     (1,346)
                   Inco Ltd.                                Buy       240        0.700        3/20/17                --     (1,395)
                   International Paper Co.                  Buy       485        0.409       12/20/11                --        485
                   J.C. Penney Co., Inc.                   Sell       480        0.610        6/20/13                --       (603)
                   Vale Overseas Ltd.                      Sell       240        1.100        3/20/17                --      2,146
                   Vale Overseas Ltd.                      Sell       240        1.170        3/20/17                --      3,414
                                                                                                       ----------------------------
                                                                                                       $        (46,134) $ (51,235)
                                                                                                       ============================

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers and the value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement. The net change in this amount


                           15 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

during the period is included on the Statement of Operations in the annual and semiannual reports. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of March 31, 2007, the Portfolio had entered into the following total return swap agreements:

                                NOTIONAL
                                  AMOUNT                                                                     TERMINATION
SWAP COUNTERPARTY                 (000S)                    PAID BY THE FUND           RECEIVED BY THE FUND         DATE   VALUE
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets             If negative, the absolute value of  If positive, the absolute
                                          Lehman Brothers U.S. CMBS Index:    value of Lehman Brothers U.S.
                                $    950  Aggregate AAA.                      CMBS Index: Aggregate AAA
                                                                              plus 15 basis points.               9/1/07  $  424

Abbreviation is as follows:

CMBS      Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $    238,656,009
Federal tax cost of other investments              (17,195,577)
                                              -----------------
Total federal tax cost                        $    221,460,432
                                              =================

Gross unrealized appreciation                 $     15,980,343
Gross unrealized depreciation                       (3,169,990)
                                              -----------------
Net unrealized appreciation                   $     12,810,353
                                              =================


                           16 | TOTAL RETURN PORTFOLIO




ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: May 14, 2007